Employee Benefit Plans - Narrative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 24, 2019	Nov. 26, 2017	Nov. 27, 2016
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,100,000		$ 1,200,000
Expected duration of returns for the plan	20 years
Estimated future employer contributions in next fiscal year	$ 16,000
United States
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 792,400
United States | Equity Securities and Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	25.00%
United States | Equity Securities and Real Estate [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocation, allowable deviation	4.00%
United States | Equity Securities and Real Estate [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocation, allowable deviation	4.00%
United States | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocations	75.00%
United States | Fixed Income Securities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocation, allowable deviation	4.00%
United States | Fixed Income Securities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Target plan asset allocation, allowable deviation	4.00%
Foreign pension plans, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 166,200
Pension plans, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	958,576		948,706	$ 837,322
Pension plans, defined benefit [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts amortized		$ 13,300
Other postretirement benefit plans, defined benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0		$ 0	$ 0
Other postretirement benefit plans, defined benefit [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Amounts amortized		$ 500